Convertible notes (Schedule of Convertible Notes) (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Mar. 31, 2013 CNY	Sep. 30, 2013 KKR Notes [Member] USD ($)	Sep. 30, 2013 KKR Notes [Member] CNY	Mar. 31, 2013 KKR Notes [Member] CNY	Sep. 30, 2013 GMHL Notes [Member] USD ($)	Sep. 30, 2013 GMHL Notes [Member] CNY	Mar. 31, 2013 GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Principal amount of Notes				$ 65,667	401,887	409,764	$ 50,522	309,192	315,226
Cumulative interest payable	7,145	43,728	26,791
Carrying amount	$ 123,334	754,807	751,781